Derivative financial instrument liabilities	12 Months Ended
Aug. 31, 2025
Derivative Financial Instrument Liabilities
Derivative financial instrument liabilities

12.	Derivative financial instrument liabilities

	August 31, 2025	August 31, 2024
Derivative warrant liabilities	$1,011	$2,273
Total derivative financial instrument liabilities	$1,011	$2,273

a)	Derivative warrant liabilities

Amount
As at August 31, 2023	$3,544
Change in fair value (Note 26)	(1,271)
As at August 31, 2024	$2,273
Change in fair value (Note 26)	(1,262)
As at August 31, 2025	$1,011

Derivative warrant liabilities of $1.0 million will only be settled by issuing equity of the Company.

Fair values of derivative warrant liabilities were calculated using the Black-Scholes Option Pricing Model with the following assumptions:

	August 31, 2025	August 31, 2024
Share price	$0.37	$0.39
Risk-free interest rate	3.70% - 4.01%	3.82% - 4.13%
Dividend yield	0%	0%
Expected volatility	42% - 44%	47% - 49%
Remaining term (in years)	0.5 – 1.4	1.5 – 2.4

The fair value is classified as level 3 as expected volatilities is determined using adjusted historical volatilities and were therefore not an observable input.

Sensitivity analysis

If expected volatility, the significant unobservable input, had been higher or lower by 10% and all other variables were held constant, net income and net assets for the year ended August 31, 2025 would increase or decrease by:

	August 31, 2025
10% change in expected volatilities	Increase	Decrease
(Loss) income	$(331)	$318

b)	Gold zero-cost collars

In December 2023, the Company entered into a series of gold zero-cost collar contracts for 600 gold ounces per month for a total of 3,000 gold ounces to be settled from January 2024 to May 2024, at a maximum and minimum gold price of $2,150 and $1,850 per gold ounce, respectively.

During the year ended August 31, 2025, gold zero-cost collar contracts for a total of nil gold ounces (2024 – 1,200 gold ounces) expired unexercised and nil gold ounces (2024 – 1,800 gold ounces) were exercised. As at August 31, 2025 and 2024, no gold zero-cost collar contracts were outstanding. For the year ended August 31, 2025, realized losses on exercised contracts amounted to $nil (2024 - $0.2 million).